Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at June 30, 2016 and December 31, 2015 are as follows:

	As at
	Jun 30, 2016	Dec 31, 2015
Facility I ("First ABN AMRO Facility")	4,000,000	5,000,000
Facility II ("Second ABN AMRO Facility")	-	50,270,000
Facility III ("DVB Facility")	-	80,462,000
Facility IV ("Joint Bank Facility")	-	212,282,628
Facility V ("NIBC Bank Facility")	11,015,000	11,725,000
Facility VI ("CACIB Bank Facility")	38,300,000	36,725,000
Facility VII (“ABN/DVB Joint Bank Facility”)	186,987,050	-
Facility VIII (“Nordea/SEB Joint Bank Facility”)	147,896,134	-
Total debt	388,198,184	396,464,628
Deferred Finance Fees	(11,113,938)	(8,222,224)
Net Total Debt	377,084,246	388,242,404
Current portion of long-term debt	37,687,264	29,137,825
Current portion of deferred finance fees	(2,587,607)	(2,123,325)
Total current portion of long-term debt	35,099,657	27,014,500
Non-current portion of long-term debt	341,984,589	361,227,904

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan existing facilities for each year indicated below are as follows:

As at
Jun 30, 2016
2016	18,843,632
2017	37,687,264
2018	35,187,264
2019	33,687,264
2020	33,687,264
2021	36,892,264
2022	192,213,232
388,198,184